Share-based payments (Details)	1 Months Ended						12 Months Ended
	Jul. 31, 2024 Number	Feb. 29, 2024 Number	Jan. 31, 2024 Number	Aug. 31, 2022 Number	Aug. 31, 2022 Number	Feb. 28, 2022 Number	Dec. 31, 2024 Number £ / shares	Dec. 31, 2023 Number £ / shares	Dec. 31, 2022 Number £ / shares
IfrsStatementLineItems [Line Items]
Beginning of the year			111,590				111,590	144,590	131,661
Granted	85,922,000	130,313,200	144,000,000	100,000	150,000	375,000	360,235,200		31,250
Lapsed							(25)	(6,250)	(6,939)
Forfeited							(31,523,377)	(26,750)	(11,382)
Ending of the year							328,823,388	111,590	144,590
Options exercisable							82,874	75,720	55,932
Weighted average exercise price of outstanding options | £ / shares							£ 0.005	£ 5.241	£ 4.836
Weighted average exercise price of options exercised | £ / shares
Weighted average exercise price of options lapsed | £ / shares							30.00	4.04	105.612
Weighted average exercise price of options forfeited | £ / shares							0.006	3.33	5.974
Weighted average exercise price of options granted | £ / shares							£ 0.003		£ 2.670
Weighted average remaining contractual life of outstanding options							9 years 2 months 12 days	7 years 3 months 18 days	8 years 1 month 6 days
Grant 1 [Member]
IfrsStatementLineItems [Line Items]
Grant date							30 June 2014
Beginning of the year			25				25
Granted
Lapsed							(25)
Forfeited
Ending of the year								25
Exercise Price | £ / shares							£ 30.00
Grant 2 [Member]
IfrsStatementLineItems [Line Items]
Grant date							19 December 2016
Beginning of the year			13				13
Granted
Lapsed
Forfeited
Ending of the year							13	13
Exercise Price | £ / shares							£ 484.00
Grant 3 [Member]
IfrsStatementLineItems [Line Items]
Grant date							15 December 2017
Beginning of the year			40				40
Granted
Lapsed
Forfeited							(2)
Ending of the year							38	40
Exercise Price | £ / shares							£ 184.00
Grant 4 [Member]
IfrsStatementLineItems [Line Items]
Grant date							24 April 2019
Beginning of the year			312				312
Granted
Lapsed
Forfeited							(75)
Ending of the year							237	312
Exercise Price | £ / shares							£ 29.20
Grant 5 [Member]
IfrsStatementLineItems [Line Items]
Grant date							2 October 2019
Beginning of the year			1,500				1,500
Granted
Lapsed
Forfeited
Ending of the year							1,500	1,500
Exercise Price | £ / shares							£ 21.00
Grant 6 [Member]
IfrsStatementLineItems [Line Items]
Grant date							17 April 2020
Beginning of the year			5,000				5,000
Granted
Lapsed
Forfeited
Ending of the year							5,000	5,000
Exercise Price | £ / shares							£ 4.80
Grant 7 [Member]
IfrsStatementLineItems [Line Items]
Grant date							17 June 2020
Beginning of the year			27,350				27,350
Granted
Forfeited							(900)
Ending of the year							26,450	27,350
Exercise Price | £ / shares							£ 4.04
Grant 8 [Member]
IfrsStatementLineItems [Line Items]
Grant date							15 July 2021
Beginning of the year			58,850				58,850
Granted
Lapsed
Forfeited							(18,000)
Ending of the year							40,850	58,850
Exercise Price | £ / shares							£ 5.55
Grant 9 [Member]
IfrsStatementLineItems [Line Items]
Grant date							1 September 2021
Beginning of the year			6,000				6,000
Forfeited
Ending of the year							6,000	6,000
Exercise Price | £ / shares							£ 5.10
Grant 10 [Member]
IfrsStatementLineItems [Line Items]
Grant date							7 February 2022
Beginning of the year			12,500				12,500
Granted
Lapsed
Forfeited
Ending of the year							12,500	12,500
Exercise Price | £ / shares							£ 3.05
Grant 11 [Member]
IfrsStatementLineItems [Line Items]
Grant date							23 January 2024
Beginning of the year
Granted							144,000,000
Lapsed
Forfeited
Ending of the year							144,000,000
Exercise Price | £ / shares							£ 0.004
Grant 12 [Member]
IfrsStatementLineItems [Line Items]
Grant date							10 February 2024
Beginning of the year
Granted							130,313,200
Lapsed
Forfeited							(31,504,400)
Ending of the year							98,808,800
Exercise Price | £ / shares							£ 0.003
Grant 13 [Member]
IfrsStatementLineItems [Line Items]
Grant date							10 July 2024
Beginning of the year
Granted							85,922,000
Lapsed
Forfeited
Ending of the year							85,922,000
Exercise Price | £ / shares							£ 0.003
Grant 14 [Member]
IfrsStatementLineItems [Line Items]
Grant date								30 June 2014
Beginning of the year			25				25	25
Granted
Lapsed
Forfeited
Ending of the year								25	25
Exercise Price | £ / shares								£ 30.00
Grant 15 [Member]
IfrsStatementLineItems [Line Items]
Grant date								19 December 2016
Beginning of the year			13				13	13
Granted
Lapsed
Forfeited
Ending of the year								13	13
Exercise Price | £ / shares								£ 484.00
Grant 16 [Member]
IfrsStatementLineItems [Line Items]
Grant date								15 December 2017
Beginning of the year			40				40	40
Granted
Lapsed
Forfeited
Ending of the year								40	40
Exercise Price | £ / shares								£ 184.00
Grant 17 [Member]
IfrsStatementLineItems [Line Items]
Grant date								24 April 2019
Beginning of the year			312				312	312
Granted
Lapsed
Forfeited
Ending of the year								312	312
Exercise Price | £ / shares								£ 29.20
Grant 18 [Member]
IfrsStatementLineItems [Line Items]
Grant date								2 October 2019
Beginning of the year			1,500				1,500	1,500
Granted
Lapsed
Forfeited
Ending of the year								1,500	1,500
Exercise Price | £ / shares								£ 21.00
Grant 19 [Member]
IfrsStatementLineItems [Line Items]
Grant date								17 April 2020
Beginning of the year			5,000				5,000	5,000
Granted
Lapsed
Forfeited
Ending of the year								5,000	5,000
Exercise Price | £ / shares								£ 4.80
Grant 20 [Member]
IfrsStatementLineItems [Line Items]
Grant date								17 June 2020
Beginning of the year			27,350				27,350	33,600
Granted
Lapsed								(6,250)
Forfeited
Ending of the year								27,350	33,600
Exercise Price | £ / shares								£ 4.04
Grant 21 [Member]
IfrsStatementLineItems [Line Items]
Grant date								15 July 2021
Beginning of the year			58,850				58,850	64,350
Granted
Lapsed
Forfeited								(5,500)
Ending of the year								58,850	64,350
Exercise Price | £ / shares								£ 5.55
Grant 22 [Member]
IfrsStatementLineItems [Line Items]
Grant date								2 August 2021
Beginning of the year								2,500
Granted
Lapsed
Forfeited								(2,500)
Ending of the year									2,500
Exercise Price | £ / shares								£ 5.30
Grant 23 [Member]
IfrsStatementLineItems [Line Items]
Grant date								1 September 2021
Beginning of the year			6,000				6,000	6,000
Granted
Lapsed
Forfeited
Ending of the year								6,000	6,000
Exercise Price | £ / shares								£ 5.10
Grant 24 [Member]
IfrsStatementLineItems [Line Items]
Grant date								7 February 2022
Beginning of the year			12,500				12,500	18,750
Granted
Lapsed
Forfeited								(6,250)
Ending of the year								12,500	18,750
Exercise Price | £ / shares								£ 3.05
Grant 25 [Member]
IfrsStatementLineItems [Line Items]
Grant date								12 August 2022
Beginning of the year								12,500
Granted
Lapsed
Forfeited								(12,500)
Ending of the year									12,500
Exercise Price | £ / shares								£ 2.10
Grant 28 [Member]
IfrsStatementLineItems [Line Items]
Grant date									20 April 2012
Beginning of the year									79
Granted
Lapsed									(79)
Forfeited
Ending of the year
Exercise Price | £ / shares									£ 1,676.00
Grant 29 [Member]
IfrsStatementLineItems [Line Items]
Grant date									9 May 2014
Beginning of the year									500
Granted
Lapsed									(500)
Forfeited
Ending of the year
Exercise Price | £ / shares									£ 30.00
Grant 30 [Member]
IfrsStatementLineItems [Line Items]
Grant date									30 June 2014
Beginning of the year								25	25
Granted
Lapsed
Forfeited
Ending of the year									25
Exercise Price | £ / shares									£ 30.00
Grant 31 [Member]
IfrsStatementLineItems [Line Items]
Grant date									31 October 2016
Beginning of the year									352
Granted
Lapsed									(352)
Forfeited
Ending of the year
Exercise Price | £ / shares									£ 1,072.00
Grant 32 [Member]
IfrsStatementLineItems [Line Items]
Grant date									19 December 2016
Beginning of the year								13	396
Granted
Lapsed									(383)
Forfeited
Ending of the year									13
Exercise Price | £ / shares									£ 484.00
Grant 33 [Member]
IfrsStatementLineItems [Line Items]
Grant date									15 December 2017
Beginning of the year								40	59
Granted
Lapsed
Forfeited									(19)
Ending of the year									40
Exercise Price | £ / shares									£ 184.00
Grant 34 [Member]
IfrsStatementLineItems [Line Items]
Grant date									24 April 2019
Beginning of the year								312	625
Granted
Lapsed
Forfeited									(313)
Ending of the year									312
Exercise Price | £ / shares									£ 29.20
Grant 35 [Member]
IfrsStatementLineItems [Line Items]
Grant date									2 October 2019
Beginning of the year								1,500	1,500
Granted
Lapsed
Forfeited
Ending of the year									1,500
Exercise Price | £ / shares									£ 21.00
Grant 36 [Member]
IfrsStatementLineItems [Line Items]
Grant date									17 April 2020
Beginning of the year								5,000	5,000
Granted
Lapsed
Forfeited
Ending of the year									5,000
Exercise Price | £ / shares									£ 4.80
Grant 37 [Member]
IfrsStatementLineItems [Line Items]
Grant date									17 June 2020
Beginning of the year								33,600	43,175
Granted
Lapsed									(5,625)
Forfeited									(3,950)
Ending of the year									33,600
Exercise Price | £ / shares									£ 4.04
Grant 38 [Member]
IfrsStatementLineItems [Line Items]
Grant date									15 July 2021
Beginning of the year								64,350	71,450
Granted
Lapsed
Forfeited									(7,100)
Ending of the year									64,350
Exercise Price | £ / shares									£ 5.55
Grant 39 [Member]
IfrsStatementLineItems [Line Items]
Grant date									2 August 2021
Beginning of the year								2,500	2,500
Granted
Lapsed
Forfeited
Ending of the year									2,500
Exercise Price | £ / shares									£ 5.30
Grant 40 [Member]
IfrsStatementLineItems [Line Items]
Grant date									1 September 2021
Beginning of the year								6,000	6,000
Granted
Lapsed
Forfeited
Ending of the year									6,000
Exercise Price | £ / shares									£ 5.10
Grant 41 [Member]
IfrsStatementLineItems [Line Items]
Grant date									7 February 2022
Beginning of the year								18,750
Granted									18,750
Lapsed
Forfeited
Ending of the year									18,750
Exercise Price | £ / shares									£ 3.05
Grant 42 [Member]
IfrsStatementLineItems [Line Items]
Grant date									12 August 2022
Beginning of the year								12,500
Granted									12,500
Lapsed
Forfeited
Ending of the year									12,500
Exercise Price | £ / shares									£ 2.10